Going Concern Uncertainty, Financial Conditions and Management's Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN UNCERTAINTY, FINANCIAL CONDITIONS AND MANAGEMENT’S PLANS

4. Going Concern Uncertainty, Financial Conditions and Management’s Plans

The Company believes it has sufficient cash available (most of which was received subsequent to the end of the quarter) to fund its anticipated level of operations for at least the next twelve months. During the quarter and subsequent to quarter end, the Company raised a total of $9,954,000 in private placements, and reduced debt by $4,900,000 in debt -to-equity conversions. Approximately $3,000,000 is required by management to operate the parent company for the next twelve months and the capital expenditures and startup costs associated with Cryomass LLC are anticipated to be approximately $3,000,000. Therefore, management believes that it has sufficient cash available to support this level of operations for the foreseeable future.

Our unaudited financial statements for the three and nine months ended September 30, 2021 have been prepared on a going concern basis. The continuation of our company as a going concern is dependent upon the continued financial support from its shareholders, the ability of our company to obtain necessary equity or debt financing to continue operations, the sale of assets, and ultimately the attainment of profitable operations. For the nine months ended September 30, 2021, our company used $3,070,095 of cash for operating activities, incurred a net loss of $5,645,288 and has an accumulated deficit of $21,374,482 since inception. While management believes the Company has sufficient cash available to support an anticipated level of operations for at least the next twelve months, there can be no assurance that it will continue to be able to obtain necessary equity or debt funding, or funding through the sale of assets, or attainment of sufficient levels of profitability to sustain operations beyond that time.

On March 11, 2020, the 2019 novel coronavirus (“COVID-19) was characterized as a “pandemic.” The Company’s operations were impacted in the United States. The impact of COVID-19 developments and uncertainty with respect to the economic effects of the pandemic has introduced significant volatility in the financial markets.

The Company assessed certain accounting matters that require consideration of forecasted financial information, including, but not limited to, the carrying value of the Company’s goodwill, intangible assets, and other long-lived assets, and valuation allowances in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of September 30, 2021 and through the date of this report. The Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Consolidated Financial Statements in future reporting periods.

The COVID-19 pandemic and responses to this crisis, including actions taken by federal, state and local governments, have had an impact on the operations of the company, including, without limitation, the following: reduced staffing due to employee suspected conditions and social distancing measures; constraints on productivity; management and staff non-essential business-related travel was constrained due to stay-at-home orders; most employees have shifted to remote work resulting in loss of productivity; consumers visiting dispensaries operated under license impacted by stay-at-home orders. Management continues to monitor the COVID-19 pandemic situation and federal, state and local recommendations and will provide updates as appropriate.

4. GOING CONCERN UNCERTAINTY, FINANCIAL CONDITIONS AND MANAGEMENT’S PLANS

The Company believes that there is substantial doubt about the Company’s ability to continue as a going concern. The Company believes that its available cash balance as of the date of this filing will not be sufficient to fund its anticipated level of operations for at least the next twelve months. The Company believes that, at the present time, its ability to continue operations depends on the sale of assets as well as its ability to access capital markets when necessary to accomplish the Company’s strategic objectives. The Company believes that the Company will continue to incur losses for the immediate future. The Company expects to finance future cash needs from the results of operations and, depending on the results of operations, the Company will need additional equity, debt financing or assets sales until the Company can achieve profitability and positive cash flows from operating activities, if ever. There can be no assurance that the Company will be able to attract needed financing or be able to sell assets on reasonable terms, if at all.

On March 11, 2020, the 2019 novel coronavirus (“COVID-19) was characterized as a “pandemic.” The Company’s operations were impacted during the quarter in the United States. The impact of COVID-19 developments and uncertainty with respect to the economic effects of the pandemic has introduced significant volatility in the financial markets.

The Company assessed certain accounting matters that require consideration of forecasted financial information, including, but not limited to, the carrying value of the Company’s goodwill, intangible assets, and other long-lived assets, and valuation allowances in context with the information reasonably available to the Company and the unknown future impacts of COVID-19 as of December 31, 2020 and through the date of this report. The Company’s future assessment of the magnitude and duration of COVID-19, as well as other factors, could result in material impacts to the Consolidated Financial Statements in future reporting periods.

Our financial statements for the year ended December 31, 2020 have been prepared on a going concern basis and contain an additional explanatory paragraph which identifies issues that raise substantial doubt about our ability to continue as a going concern. Our financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The continuation of our company as a going concern is dependent upon the continued financial support from its shareholders, the ability of our company to obtain necessary equity or debt financing to continue operations, the sale of assets, and ultimately the attainment of profitable operations. For the year ended December 31, 2020, our company used $3,749,621 of cash for operating activities, incurred a net loss of $11,815,907 and has an accumulated deficit of $15,729,194 since inception. These factors raise substantial doubt regarding our company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should our company be unable to continue as a going concern.

The (COVID-19) pandemic and responses to this crisis, including actions taken by federal, state and local governments, have had an impact on the operations of the company, including, without limitation, the following: reduced staffing due to employee suspected conditions and social distancing measures; constraints on productivity; management and staff non-essential business-related travel was constrained due to stay-at-home orders; most employees have shifted to remote work resulting in loss of productivity; consumers visiting dispensaries operated under license impacted by stay-at-home orders. Management continues to monitor the COVID-19 pandemic situation and federal, state and local recommendations and will provide updates as appropriate.